General Information and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2019 CLP ($)	Jan. 01, 2019 CLP ($)	Jan. 01, 2018 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets		$ 29,323,338		$ 33,610,056
Equity		$ 3,437,560	$ 3,428,757	$ 3,326,338	$ 3,437,560	$ 3,428,757	$ 3,423,712
Incremental interest rate for loans					2.01%
Weighted average incremental interest rate for loans	2.04%
Bank provision, profits	30.00%	30.00%
Percentage of dividend on profit	30.00%	30.00%	40.00%
Lifetime expected credit losses [member]
Disclosure of detailed information about business combination [line items]
Recorded allowance for lifetime expected credit losses	100.00%			100.00%
USD [member]
Disclosure of detailed information about business combination [line items]
Assets	$ 48,874
Equity	$ 4,316
Closing foreign exchange rate	748.77	694.73	614.48	748.77
COP [member]
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate	0.2284	0.2139	0.2058	0.2284
CLP [member]
Disclosure of detailed information about business combination [line items]
Assets				$ 33,600,585
Equity				$ 3,232,103
Itau Unibanco [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	38.14%			38.14%
Saieh Family [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	28.57%			28.57%
Non controlling shareholders [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	33.29%			33.29%